Goodwill And Intangible Assets - Summary of Key Assumptions Used (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Key Assumptions Used [Line Items]
Discount rate	13.50%	14.40%
Bottom of Range
Disclosure Of Key Assumptions Used [Line Items]
Long term growth rate	8.00%	8.00%
Operating margins	17.00%	17.00%
Top of Range
Disclosure Of Key Assumptions Used [Line Items]
Long term growth rate	10.00%	10.00%
Operating margins	20.00%	20.00%